Noncontrolling Interests (Tables)	12 Months Ended
Mar. 31, 2018
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interests
The table below presents the reconciliation of changes in redeemable noncontrolling interests:

	Year Ended
	March 31,
	2018	2017	2016
	(Amounts in millions)
Beginning balance	$93.8	$90.5	$—
Initial fair value of redeemable noncontrolling interests	—	—	90.1
Net income (loss) attributable to noncontrolling interests	0.5	(0.3)	(7.5)
Noncontrolling interest discount accretion	6.1	5.0	2.0
Adjustments to redemption value	9.3	5.5	5.9
Cash distributions	(7.9)	(6.9)	—
Ending balance	$101.8	$93.8	$90.5